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                                      1997
                                  ANNUAL REPORT




                                October 31, 1997



                                   Waterhouse
                                 Investors Cash
                                   Management
                                      Funds


                  Three money market portfolios to choose from:
                   Money Market o U.S. Government o Municipal

                                     [LOGO]
                                   WATERHOUSE
                               Investors Services

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                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                    Board of Directors and Executive Officers




Directors

George F. Staudter
Director of Koger Equity, Inc.
Independent Financial Consultant

Richard W. Dalrymple
President of Teamwork Mgmt., Inc.


Theodore Rosen
Chairman
U.S. Energy Systems, Inc.


Lawrence J. Toal
Chairman/President/CEO of
Dime Savings Bank of N.Y., FSB



Executive Officers

Richard W. Ingram*
President, Treasurer
and Chief Financial Officer


Christopher J. Kelley*
Vice President and Secretary


* Affiliated person of the Distributor



                        WATERHOUSE ASSET MANAGEMENT, INC.
                    Board of Directors and Executive Officers

Directors

Lawrence M. Waterhouse, Jr.
Chairman and
Chief Executive Officer
Waterhouse Investor Services, Inc.

Frank J. Petrilli
President and
Chief Operating Officer
Waterhouse Investor Services, Inc.

Richard H. Neiman
Executive Vice President
General Counsel and Secretary
Waterhouse Investor Services, Inc.


Senior Officers

David A. Hartman
Senior Vice President
Chief Investment Officer

M. Bernard Siegel
Senior Vice President
Chief Financial Officer & Treasurer

Michele R. Teichner
Senior Vice President
Operations & Compliance



                               Service Providers

Investment Manager
Waterhouse Asset Management, Inc.
100 Wall Street
New York, NY 10005

Administrator &
Shareholder Servicing
Waterhouse Securities, Inc.
100 Wall Street
New York, NY 10005
Customer Service Department
(800) 934-4410

Transfer Agent
Waterhouse National Bank
One North Lexington Avenue
White Plains, NY 10601

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Distributor
Funds Distributor, Inc.
60 State Street
Boston, MA 02109

Independent Auditors
Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019


Legal Counsel
Shereff, Friedman, Hoffman, & Goodman LLP
919 Third Avenue
New York, NY 10022
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                   WATERHOUSE INVESTORS FAMILY OF FUNDS, INC.
          formerly Waterhouse Investors Cash Management Fund, Inc. (A)

Dear Shareholder:

I am pleased to provide you with the Waterhouse Investors Family of Funds (the "Fund") annual report for the fiscal year ended October 31, 1997.

The Fund is currently comprised of the Waterhouse Investors Cash Management Funds having three money market portfolios: Money Market, U.S. Government and Municipal.

During the year, each of the Fund's Portfolios attempted to provide maximum current income from high quality money market securities while maintaining a conservative investment portfolio to ensure safety of principal. By the fiscal year end, assets in the three portfolios increased to a total of $2.46 billion.

Portfolio Results*
For the fiscal year ended October 31, 1997, the Fund's three money market portfolios had the following annualized returns.**

    o The Money Market Portfolio had an annualized return of 4.89%.

    o The U.S. Government Portfolio had an annualized return of 4.79%.

    o The Municipal Portfolio had an annualized return of 3.01% and a tax equivalent return of 4.70%.(1)


Over the past year, the economy has continued on a moderate-to-strong growth path while maintaining a low inflation rate. The recent correction in the global stock markets appears to have put the Federal Reserve on hold for any near term increases in short-term interest rates. We anticipate a relatively stable environment for short-term money market instruments which should bode well for our shareholders, providing an attractive yield in a low inflation environment.

Thank you for investing in the Fund and for your confidence in us. Waterhouse Securities was ranked the best discount broker in the July 1997 Wall Street Journal's SmartMoney magazine.(2) SmartMoney magazine "...went looking for 17 perks everything from free research materials to free check writing - and Waterhouse had a perfect score".

We look forward to continuing to meet your expanding investment needs in the years to come.

Sincerely,


/s/ Lawrence M. Waterhouse, Jr.


Lawrence M. Waterhouse, Jr.
Chairman and Chief Executive Officer
Waterhouse Investor Services, Inc.


(A) As of December 18, 1997, Waterhouse Investors Cash Management Fund, Inc. changed its name to Waterhouse Investors Family of Funds, Inc.

* An investment in the Fund is neither FDIC insured nor guaranteed by the U.S. Government and is not a deposit or obligation of, or guaranteed by, any bank. There can be no assurance that a Portfolio of the Fund will be able to maintain a stable net asset value of $1 per share.

** These returns are based on a constant investment throughout the fiscal year, include reinvestment of dividends and reflect a net return to the shareholder after all expenses, inclusive of fee waivers. For the fiscal year ended October 31, 1997, the Investment Manager and its affiliates waived a portion of their fee for the Money Market, U.S. Government and Municipal Portfolios. Without these fee waivers in effect, the annualized returns would have been 4.81%, 4.72% and 2.91%, respectively. The annualized tax equivalent return for the Municipal Portfolio would have been 4.55%.(1)

(1) Taxable equivalent yield at 36% marginal federal income tax rate.

(2) This rating is based on the best combination of price, products and services as compared to 21 discount brokerage firms in the SmartMoney Magazine, July 1997 issue.
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                                Table of Contents

Statements of Assets and Liabilities ..................................       5


Statements of Operations ..............................................       6


Statements of Changes in Net Assets ...................................       7


Financial Highlights ..................................................       8


Notes to Financial Statements .........................................    9-11


Money Market Portfolio
   Schedule of Investments ............................................   12-16


U.S. Government Portfolio
   Schedule of Investments ............................................   17-18


Municipal Portfolio
   Schedule of Investments ............................................   19-24


Notes to
   Schedules of Investments ...........................................      25


Report of
   Independent Auditors ...............................................      26
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                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                      Statements of Assets and Liabilities
                                October 31, 1997

                                                            Money Market           U.S. Government          Municipal
                                                              Portfolio               Portfolio             Portfolio
   Assets
     Investments in securities, at value (including
        repurchase agreements of $27,972,000,
        $73,432,000, and $0, respectively) (Note 2)     $    1,813,994,290     $      459,968,854    $      265,440,650
     Cash                                                            1,258              3,055,316                 4,494
     Interest receivable                                        11,317,609              4,982,310             1,575,575
     Other assets                                                    4,007                  1,030                   687
                                                        ------------------     ------------------    ------------------

        Total Assets                                         1,825,317,164            468,007,510           267,021,406


   Liabilities
     Dividends payable to shareholders                             244,257                 52,951                21,592
     Payable for securities purchased                           36,007,480             64,980,400             1,197,465
     Payable to Investment Manager and
        its affiliates (Note 3)                                  1,147,378                263,108               154,539
     Accrued expenses and other liabilities                        131,272                 25,740                24,114
                                                        ------------------     ------------------    ------------------
        Total Liabilities                                       37,530,387             65,322,199             1,397,710
                                                        ------------------     ------------------    ------------------

   Net Assets                                           $    1,787,786,777     $      402,685,311    $      265,623,696
                                                        ==================     ==================    ==================

     Net assets consist of:
     Paid-in capital                                    $    1,787,789,596     $      402,685,073    $      265,627,109
     Accumulated net realized gains (losses)
        from security transactions/distributions
        in excess of net realized gains                             (2,819)                   238                (3,413)
                                                        ------------------     ------------------    ------------------
     Net assets, at value                               $    1,787,786,777     $      402,685,311    $      265,623,696
                                                        ==================     ==================    ==================

     Shares outstanding ($.0001 par value common
        stock, 60 billion, 20 billion, and 20
        billion shares authorized, respectively)             1,787,789,596            402,685,073           265,627,109
                                                        ==================     ==================    ==================

     Net asset value, redemption price and offering

        price per share (Note 2)                        $             1.00     $             1.00    $             1.00
                                                        ==================     ==================    ==================


             Please see accompanying notes to financial statements.
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

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                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                            Statements of Operations
                       For the year ended October 31, 1997

                                                              Money Market           U.S. Government          Municipal
                                                                Portfolio               Portfolio             Portfolio
   Investment Income
     Interest income                                     $      89,563,425     $       21,919,970    $        9,370,922
                                                         -----------------     ------------------    ------------------

   Expenses
     Investment management fees (Note 3)                         5,512,519              1,394,481               883,242
     Administration fees (Note 3)                                1,591,931                398,423               252,319
     Transfer agent fees (Note 3)                                3,183,862                796,847               504,638
     Shareholder servicing fees (Note 3)                         3,183,862                677,320               277,561
     Registration fees                                             463,458                129,842                91,576
     Shareholder reports and mailing                               325,071                 65,014                43,343
     Custody fees                                                   96,995                 22,351                30,189
     Professional fees                                              38,702                 13,895                 9,785
     Directors' fees                                                15,384                 15,384                15,384
     Other expenses                                                 54,831                  6,857                22,652
                                                         -----------------     ------------------    ------------------
       Total Expenses                                           14,466,615              3,520,414             2,130,689

   Fees waived by the
     Investment Manager and certain of its
       affiliates (Note 3)                                      (1,199,480)              (291,674)             (252,458)
                                                         -----------------     ------------------    ------------------
     Net Expenses                                               13,267,135              3,228,740             1,878,231
                                                         -----------------     ------------------    ------------------
     Net Investment Income                                      76,296,290             18,691,230             7,492,691
                                                         -----------------     ------------------    ------------------
   NET REALIZED GAINS (LOSSES) FROM
     SECURITY TRANSACTIONS                                          21,960                    449                (2,642)
                                                         -----------------     ------------------    ------------------
   NET INCREASE IN NET ASSETS FROM
     OPERATIONS                                          $      76,318,250     $       18,691,679    $        7,490,049
                                                         =================     ==================    ==================


             Please see accompanying notes to financial statements.
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                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                       Statements of Changes in Net Assets

                                             Money Market                   U.S. Government                      Municipal
                                               Portfolio                       Portfolio                         Portfolio

                                           Year          Period             Year         Period             Year         Period
                                           Ended          Ended             Ended         Ended             Ended         Ended
                                       October 31,     October 31,      October 31,    October 31,      October 31,    October 31,
                                           1997           1996*             1997          1996*             1997          1996*

OPERATIONS
   Net investment income           $    76,296,290 $     44,429,799  $   18,691,230  $   11,802,638  $    7,492,691  $    4,935,546
   Net realized gain (loss)
     from security transactions             21,960             (795)            449            (211)         (2,642)           (771)
                                   ---------------  ---------------  --------------  --------------  --------------  --------------
   Net increase in net assets
     from operations                    76,318,250       44,429,004      18,691,679      11,802,427       7,490,049       4,934,775
                                   ---------------  ---------------  --------------  --------------  --------------  --------------


DISTRIBUTIONS TO
SHAREHOLDERS
   From net investment income          (76,296,290)     (44,429,799)    (18,691,230)    (11,802,638)     (7,492,691)     (4,935,546)
   From net realized gains                 (23,984)          -               -              -                 -              -
                                   ---------------  ---------------  --------------  --------------  --------------  --------------
Decrease in net assets from
   distributions to shareholders       (76,320,274)     (44,429,799)    (18,691,230)    (11,802,638)     (7,492,691)     (4,935,546)
                                   ---------------  ---------------  --------------  --------------  --------------  --------------

CAPITAL SHARE
TRANSACTIONS
($1.00 per share)
   Proceeds from shares sold         5,645,355,075    4,317,083,085   1,215,495,738   1,126,273,406     742,968,364     711,316,179
   Shares issued in reinvestment
     of dividends                       78,797,634       41,684,198      19,383,642      11,057,275       7,760,110       4,646,535
   Payments for shares
     redeemed                       (5,278,973,994)  (3,016,216,402) (1,203,241,288)   (766,303,700)   (711,355,530)   (489,728,549)
                                   ---------------  ---------------  --------------  --------------  --------------  --------------
Net increase in net assets from
   capital share transactions          445,178,715    1,342,550,881      31,638,092     371,026,981      39,372,944     226,234,165

                                   ---------------  ---------------  --------------  --------------  --------------  --------------

Total Increase In Net Assets           445,176,691    1,342,550,086      31,638,541     371,026,770      39,370,302     226,233,394

Net Assets
   Beginning of period               1,342,610,086           60,000     371,046,770          20,000     226,253,394          20,000
                                   ---------------  ---------------  --------------  --------------  --------------  --------------
   End of period                   $ 1,787,786,777 $  1,342,610,086  $  402,685,311  $  371,046,770  $  265,623,696  $  226,253,394
                                   =============== ================  ==============  ==============  ==============  ==============


* The Portfolio commenced operations on December 20, 1995.


             Please see accompanying notes to financial statements.
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                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                              Financial Highlights


         Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Portfolio's financial statements.

                                             Money Market                   U.S. Government                      Municipal
                                               Portfolio                       Portfolio                         Portfolio

                                           Year          Period             Year         Period             Year         Period
                                           Ended         Ended              Ended        Ended              Ended        Ended
                                       October 31,     October 31,      October 31,    October 31,      October 31,    October 31,
                                           1997           1996*             1997          1996*             1997          1996*
Per Share Operating Performance
   Net asset value, beginning
     of period                     $         1.000  $         1.000  $         1.000 $        1.000   $        1.000 $        1.000
                                   ---------------  ---------------  --------------- --------------   -------------- --------------
   Net investment income                     0.048            0.041            0.047          0.041            0.030          0.026
                                   ---------------  ---------------  --------------- --------------   -------------- --------------
   Distributions from net
     investment income                      (0.048)          (0.041)          (0.047)        (0.041)          (0.030)        (0.026)
                                   ---------------  ---------------  --------------- --------------   -------------- --------------
   Net asset value, end of period  $         1.000  $         1.000  $         1.000 $        1.000   $        1.000 $        1.000
                                   ===============  ===============  =============== ==============   ============== ==============


Ratios
   Ratio of net expenses to average
     net assets**                            0.83%        0.79% (A)            0.81%       0.73% (A)           0.74%      0.62% (A)
   Ratio of net investment income
     to average net assets**                 4.79%        4.64% (A)            4.69%       4.64% (A)           2.97%      2.90% (A)
   Decrease reflected in above net
     expense ratio due to waivers/
     reimbursements by the
     Investment Manager and
     its affiliates (Note 3)                 0.08%        0.13% (A)            0.07%       0.18% (A)           0.10%      0.23% (A)

Supplemental Data
   Total investment return (B)               4.89%        4.82% (A)            4.79%       4.82% (A)           3.01%      3.05% (A)

   Net assets, end of period        $1,787,786,777   $1,342,610,086  $   402,685,311 $   371,046,770  $  265,623,696 $  226,253,394
                                    ==============   ==============  =============== ===============  ============== ==============


     *    The Portfolio commenced operations on December 20, 1995.
     ** The average net assets for the periods ended October 31, 1997 and October 31, 1996, were $1,592,722,254 and $1,104,558,438 for the
          Money Market  Portfolio;  $398,635,777  and  $293,708,330 for the
          U.S. Government Portfolio; and $252,444,536 and $196,592,413 for the Municipal Portfolio.
     (A)  Annualized.
     (B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

             Please see accompanying notes to financial statements.
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                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS


                Notes to Financial Statements - October 31, 1997


Note 1 - Organization
The Waterhouse Investors Family of Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 16, 1995. On December 18, 1997, Waterhouse Investors Cash Management Fund, Inc. changed its name to Waterhouse Investors Family of Funds, Inc. The Fund is registered as an open-end, diversified management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act") and the Securities Act of 1933, as amended. The investment objective of the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors federally tax-exempt income by investing primarily in municipal securities.

Waterhouse Securities, Inc. ("Waterhouse Securities") absorbed all organizational expenses other than securities registration fees. The securities registration fees were deferred and amortized from the date operations commenced, December 20, 1995 through October 31, 1997.


Note 2 - Significant Accounting Policies
The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value - It is the Fund's policy to maintain a continuous net asset value of $1.00 per share for each Portfolio. The Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation - Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Repurchase Agreements - The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income - Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.
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
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Distributions to Shareholders - Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions - Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.


Expenses - Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses which are applicable to all Portfolios are allocated on a pro rata basis.

Use of Estimates - The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes - It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains plus undistributed amounts from prior years.


Note 3 - Investment Management Fees and Other Transactions with Affiliates of the Investment Manager
Under the terms of an Investment Management Agreement with Waterhouse Asset Management, Inc. (the "Investment Manager"), an indirect wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager a monthly investment management fee at an annual rate, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. The Investment Manager has agreed to waive a portion of its fee payable by the Municipal Portfolio through October 15, 1998, so that the actual fee payable annually by such Portfolio during such period will be equal to .25 of 1% of its average daily net assets. For the year ended October 31, 1997, the Investment Manager voluntarily waived $252,458 of its investment management fee for the Municipal Portfolio.

Until June 11, 1997, the Investment Manager was retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, each Portfolio paid the Investment Manager a monthly fee at an annual rate of .10 of 1% of each Portfolio's average net assets. Effective June 11, 1997, the Fund retained Waterhouse Securities, an affiliate of the Investment Manager, to provide the administrative services formerly provided by the Investment Manager on substantially identical terms.

Waterhouse Securities has been retained under a Shareholder Services Agreement to perform shareholder servicing necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that each Portfolio pay Waterhouse Securities a monthly fee at an annual rate of up to .25 of 1% of average daily net assets. The Fund's Board has determined to limit the annual fee payable through October 15, 1998 under the Shareholder Servicing Plan so as not to exceed .20 of 1% of average daily net assets in the case of the Money Market Portfolio, .17 of 1% of average daily net assets in the case of the U.S. Government Portfolio and .11 of 1% of average daily net assets in the case of the Municipal Portfolio (the "Current Servicing Rates"). For the fiscal year ended October 31, 1997, Waterhouse Securities voluntarily waived from the Current Servicing Rates $1,199,480 and $291,674 of its shareholder servicing fee for the Money Market Portfolio and the U.S. Government Portfolio, respectively.
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
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The Fund has entered into a Transfer Agency and Dividend Disbursing Agency
Agreement with Waterhouse National Bank (the "Bank"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services each Portfolio pays the Bank a monthly fee at an annual rate of .20 of 1% of average daily net assets.

Each Director who is not an "interested person" as defined in the Act receives from the Fund $3,000 per quarter and $2,000 for each meeting attended.


Note 4 - Federal tax Information (Unaudited)
In accordance with Federal tax requirements, the Municipal Portfolio designates substantially all the dividends paid from net investment income during the fiscal year ended October 31, 1997 as "exempt - interest dividends". As required by Federal regulations, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid (if any) for the 1997 calendar year early in 1998.

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

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                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                Money Market Portfolio o Schedule of Investments
                                October 31, 1997

   PRINCIPAL                                                                                     ANNUALIZED
      AMOUNT                                                                                      YIELD(%)      VALUE
-------------------------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS:

               ASSET-BACKED COMMERCIAL PAPER -- 6.1%
$ 32,000,000   Asset-Backed Securities Investment Trust Ser. 97-F, Variable Rate Notes,
               5.585%, due 11/17/97 (Insured: MBIA)(Note A)                                          5.59   $ 32,000,000
  12,500,000   Corporate Asset Funding Co., Inc., due 12/12/97                                       5.76     12,420,278
  30,500,000   Corporate Asset Funding Co., Inc., due 1/8/98                                         5.69     30,181,410
  10,000,000   Corporate Receivables Corp., due 2/11/98                                              5.71      9,843,317
  25,000,000   CXC, Inc., due 11/13/97                                                               5.58     24,954,000
                                                                                                            ------------
                                                                                                             109,399,005
                                                                                                            ------------
               BROKER/DEALER OBLIGATIONS -- 11.7%

  45,000,000   Bear Stearns Cos., Inc., Variable Rate Notes, 5.665%, due 11/3/97 (Note A)            5.67     45,000,000
   5,000,000   Bear Stearns Cos., Inc., Variable Rate Notes, 5.775%, due 11/14/97 (Note A)           5.60      5,004,701
   7,000,000   Bear Stearns Cos., Inc., Variable Rate Notes, 5.636%, due 11/28/97 (Note A)           5.64      7,000,000
  20,000,000   Bear Stearns Cos., Inc., Variable Rate Notes, 5.669%, due 12/1/97 (Note A)            5.67     20,000,000
   2,630,000   Bear Stearns Cos., Inc., 9.125%, due 4/15/98                                          5.73      2,668,562
  55,000,000   Merrill Lynch & Co., Inc., Variable Rate Notes, 5.67%, due 11/3/97 (Note A)           5.67     55,000,000
  15,000,000   Merrill Lynch & Co., Inc., Variable Rate Notes, 5.66%, due 11/3/97 (Note A)           5.66     14,999,248
  20,000,000   Merrill Lynch & Co., Inc., Variable Rate Notes, 5.616%, due 11/26/97 (Note A)         5.62     20,000,000
  40,000,000   Morgan Stanley Group, LP, Variable Rate Notes, 5.616%, due 11/28/97 (Note A)          5.59     40,000,000
                                                                                                            ------------
                                                                                                             209,672,511
                                                                                                            ------------
               FINANCE & INSURANCE CO. OBLIGATIONS -- 9.2%
  10,000,000   Advanta Corp., Variable Rate Notes, 6.0725%, due 1/26/98
               (Insured: MBIA) (Note A)                                                              5.80     10,006,197
   3,600,000   Avco Financial Services, Inc., 5.50%, due 5/1/98                                      5.76      3,594,438
   5,000,000   CIT Group Holdings, Inc., 5.625%, due 4/1/98                                          5.74      4,996,000
   4,500,000   CIT Group Holdings, Inc., 8.75%, due 4/15/98                                          5.75      4,557,921
   2,000,000   Ford Motor Credit Co., 6.25%, due 2/26/98                                             5.75      2,002,319
   2,455,000   Ford Motor Credit Co., 9.10%, due 5/4/98                                              5.75      2,494,976
   6,000,000   Ford Motor Credit Co., 5.83%, due 6/29/98                                             5.74      6,002,707
   2,000,000   Ford Motor Credit Co., 9.70%, due 10/5/98                                             5.95      2,066,457
   5,000,000   Ford Motor Credit Co., Variable Rate Notes, 5.899%, due 11/3/97 (Note A)              5.70      5,000,069
   2,055,000   General Electric Capital Co., 7.875%, due 12/29/97                                    5.90      2,060,329
   5,000,000   General Electric Capital Co., 8.625%, due 3/12/98                                     5.65      5,046,835
   5,000,000   General Motors Acceptance Corp. CP, due 11/12/97                                      6.01      4,991,093
  10,000,000   General Motors Acceptance Corp. CP, due 11/19/97                                      5.96      9,971,100
  15,000,000   General Motors Acceptance Corp., Variable Rate Notes, 5.74%, due 11/3/97 (Note A)     5.71     15,002,301
  15,000,000   General Motors Acceptance Corp., Variable Rate Notes, 5.74%, due 11/3/97 (Note A)     5.69     15,002,301
   5,000,000   General Motors Acceptance Corp., Variable Rate Notes, 5.794%, due 11/7/97 (Note A)    5.68      5,000,093
  10,000,000   General Motors Acceptance Corp., Variable Rate Notes, 5.599%, due 12/22/97 (Note A)   5.66      9,994,240
   5,000,000   GMAC Australia Finance, Variable Rate Notes, 5.969%, due 11/23/97 (Note A)            5.70      5,004,357
  30,000,000   Household Finance Co., Variable Rate Notes, 5.79%, due 11/3/97 (Note A)               5.71     29,996,526
  14,000,000   International Lease Finance Corp., 7.00%, due 6/1/98                                  5.80     14,090,839
   7,000,000   Xerox Credit Corp. CP, due 3/17/98                                                    5.81      6,852,440
                                                                                                            ------------
                                                                                                             163,733,538
                                                                                                            ------------

                          TOTAL CORPORATE OBLIGATIONS--27.0%                                                 482,805,054
                                                                                                            ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                Money Market Portfolio o Schedule of Investments
                                October 31, 1997

   PRINCIPAL                                                                                    ANNUALIZED
      AMOUNT                                                                                      YIELD (%)     VALUE
------------------------------------------------------------------------------------------------------------------------
               BANK OBLIGATIONS:
               BANKERS' ACCEPTANCES -- 0.7%
$  6,600,000   Chase Manhattan Bank, N.A., due 12/1/97                                               5.63   $  6,569,475
   5,000,000   First National Bank of Boston, due 11/3/97                                            5.90      4,998,408
                                                                                                            ------------
                                                                                                              11,567,883
                                                                                                            ------------
               BANK NOTES -- 8.2%
  19,500,000   American Express Centurion Bank, Variable Rate Notes,
               5.695%, due 11/17/97 (Note A)                                                         5.58     19,504,809
  10,000,000   BankBoston, N.A., 5.69%, due 4/14/98                                                  5.69     10,000,000
  25,000,000   FCC National Bank, Variable Rate Notes, 5.536%, due 11/3/97 (Note A)                  5.71     24,988,520
   5,000,000   First Bank, N.A., Variable Rate Notes, 5.545%, due 11/19/97 (Note A)                  5.57      4,999,554
   2,000,000   First USA Bank, Variable Rate Notes, 6.019%, due 11/19/97 (Note A)                    5.69      2,003,391
   3,000,000   First USA Bank, Variable Rate Notes, 6.058%, due 1/21/98 (Note A)                     5.73      3,004,416
  15,000,000   LaSalle National Bank, 5.74%, due 4/20/98                                             5.74     15,000,000
  15,000,000   LaSalle National Bank, 5.76%, due 7/10/98                                             5.76     15,000,000
  20,000,000   PNC Bank, N.A., Variable Rate Notes, 5.59%, due 11/3/97 (Note A)                      5.68     19,987,403
  20,000,000   PNC Bank, N.A., Variable Rate Notes, 5.59%, due 11/3/97 (Note A)                      5.66     19,988,948
   5,000,000   PNC Bank, N.A., Variable Rate Notes, 5.652%, due 11/5/97 (Note A)                     5.63      5,000,577
   2,500,000   Wachovia Bank, 6.19%, due 4/27/98                                                     5.83      2,503,320
   5,000,000   Wells Fargo Bank, N.A., Variable Rate Notes, 5.875%, due 11/28/97 (Notes A, E)        5.70      5,006,871
                                                                                                            ------------
                                                                                                             146,987,809
                                                                                                            ------------
               BANK SUPPORTED OBLIGATIONS -- 20.4%
   9,250,000   Adult Community Total Services, Inc., Ser. 1996 VRDN, 5.70%
               (LOC: LaSalle National Bank) (Note C)                                                 5.70      9,250,000
  10,000,000   Assisted Living Funding, LLC Ser. 1997 VRDN, 5.65%
               (LOC: First Union National Bank) (Note C)                                             5.65     10,000,000
  15,000,000   Banco Bandeirantes S.A. CP, due 6/18/98 (LOC: Barclays Bank, PLC)                     5.90     14,465,667
   9,000,000   Banco de Colombia S.A. CP, due 12/10/97 (LOC: Barclays Bank, PLC)                     5.64      8,945,887
   5,000,000   Banco de Colombia S.A. CP, due 3/25/98 (LOC: Barclays Bank, PLC)                      5.69      4,889,200
  10,000,000   Bavaria Asset Corp. CP, due 12/22/97 (LOC: Bayerische Vereinsbank AG)                 5.60      9,921,517
  10,000,000   Bavaria Asset Corp. CP, due 12/22/97 (LOC: Bayerische Vereinsbank AG)                 5.62      9,921,517
   3,100,000   Baylis Group Partnership Ser. 1992 VRDN, 5.75% (LOC: Kredietbank) (Note C)            5.70      3,100,000
   3,355,000   Benedictine Health System CP, due 1/5/98 (LOC: LaSalle National Bank)                 5.76      3,320,653
   5,000,000   China International Marine Containers Co. Ltd. CP, due 2/13/98 (LOC: Socie            5.66      4,919,833
   5,000,000   Comision Federal de Electricidad, Series A CP, due 11/17/97
               (LOC: Westdeutsche Landesbank GZ)                                                     5.59      4,987,622
  10,000,000   Daewoo Int'l. (America) Corp. CP, due 2/26/98 (LOC: Credit Suisse First Boston)       5.70      9,819,300
  13,000,000   Dean Health Systems, Inc. CP, due 11/21/97 (LOC: Rabobank Nederland)                  5.70     12,959,050
  15,000,000   Demir Funding Corp. I CP, due 1/12/98 (LOC: Bayerische Vereinsbank AG)                5.68     14,831,700
  15,000,000   Demir Funding Corp. I CP, due 3/16/98 (LOC: Bayerische Vereinsbank AG)                5.71     14,686,687
   9,600,000   Edward Obligated Grp., Ser. 1997B VRDN, 5.60% (Insured: AMBAC;
               LIQ: Harris Trust & Savings Bank) (Note C)                                            5.60      9,600,000
   7,400,000   Formosa Plastics Corp., USA - Ser. A CP, due 12/5/97 (LOC: ABN Amro, N.V.)            5.63      7,361,212
  15,000,000   Formosa Plastics Corp., USA - Ser. A CP, due 2/13/98 (LOC: Bank of America NT & SA)   5.72     14,759,067
  20,000,000   Galicia Funding Corp. CP, due 12/3/97 (LOC: Bayerische Vereinsbank AG)                5.85     19,899,022

   2,000,000   Galicia Funding Corp. CP, due 12/5/97 (LOC: Bayerische Vereinsbank AG)                5.74      1,989,422
  15,000,000   Garanti Funding Corp. I CP, due 3/25/98 (LOC: Bayerische Vereinsbank AG)              5.79     14,665,200
  10,000,000   KOC Funding Corp. CP, due 2/13/98 (LOC: Credit Suisse First Boston) (Note B)          6.06      9,832,444
  11,000,000   Long Lane Master Trust II, Ser. 1997-B, 5.769%, due 12/26/97
               (Counter Party: BankBoston, N.A.) (Notes A, B)                                        5.77     11,000,000
  20,000,000   Long Lane Master Trust III, Ser. 1997-C, 5.78%, due 2/2/98
               (Counter Party: BankBoston, N.A.) (Notes A, B)                                        5.78     20,000,000
  31,550,000   Metrocrest Hospital Authority, Series A CP, due 11/3/97 (LOC: Bank of New York)       5.65     31,540,241
   9,900,000   NuFunding Inc. VRDN, 5.725% (LOC: LaSalle National Bank) (Note C)                     5.73      9,900,000
  15,000,000   Petroleo Brasileiro S.A. II Ser. D CP, due 12/1/97 (LOC: Barclays Bank, PL            5.63     14,930,625
  15,000,000   Petroleo Brasileiro S.A. Ser. B CP, due 5/26/98 (LOC: Barclays Bank, PLC)             5.80     14,521,908


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                Money Market Portfolio o Schedule of Investments
                                October 31, 1997

   PRINCIPAL                                                                                     ANNUALIZED
      AMOUNT                                                                                      YIELD (%)      VALUE
----------------------------------------------------------------------------------------------------------------------------------

$  4,000,000   Rockland Industries, Inc. Ser. 1997 VRDN, 5.60%
               (LOC: First Union National Bank) (Note C)                                             5.60   $  4,000,000
   4,050,000   Senior Systems Technology LLC VRDN, 5.65% (LOC: Comerica Bank) (Note C)               5.65      4,050,000
   8,400,000   Sinochem America C.P. Inc. CP, due 11/6/97 (LOC: Credit Suisse First Boston)          5.61      8,393,548
  24,995,000   The Society of New York Hospital Fund, Inc. CP, due 11/13/97
               (LOC: Chase Manhattan Bank N.A.)                                                      5.61     24,948,687
   3,584,000   The Society of New York Hospital Fund, Inc. CP, due 11/13/97
               (LOC: Chase Manhattan Bank N.A.)                                                      5.59      3,577,359
   4,000,000   Trap Rock Industries, Inc. Ser. 1997 VRDN, 5.75%
               (LOC: CoreStates Bank, N.A.) (Note C)                                                 5.75      4,000,000
                                                                                                            ------------
                                                                                                             364,987,368
                                                                                                            ------------
               BANK TIME DEPOSITS -- 2.2%
  15,000,000   Societe Generale, 5.70%, due 4/10/98                                                  5.70     15,000,000
  25,000,000   Svenska Handelsbanken AB, 5.59%, due 12/31/97                                         5.59     25,000,000
                                                                                                            ------------
                                                                                                              40,000,000
                                                                                                            ------------
               DOMESTIC CERTIFICATES OF DEPOSIT -- 6.2%
  10,000,000   Bankers Trust Co., NY, 5.94%, due 9/10/98                                             6.00      9,995,112
  15,000,000   Bankers Trust Co., NY, Variable Rate Notes, 5.59%, due 11/3/97 (Note A)               5.69     14,990,155
  40,000,000   Bankers Trust Co., NY, Variable Rate Notes, 5.62%, due 11/3/97 (Note A)               5.68     39,987,077

  25,000,000   Bankers Trust Co., NY, Variable Rate Notes, 5.67%, due 11/3/97 (Note A)               5.68     24,997,959
  10,000,000   LaSalle National Bank, 5.96%, due 2/13/98                                             5.96     10,000,000
  10,000,000   LaSalle National Bank, 5.96%, due 2/26/98                                             5.96     10,000,000
                                                                                                            ------------
                                                                                                             109,970,303
                                                                                                            ------------
               EURODOLLAR BANK CERTIFICATES OF DEPOSIT -- 2.2%
  40,000,000   Credit Agricole Indosuez S.A., 5.69%, due 2/20/98                                     5.70     39,999,268
                                                                                                            ------------

               YANKEE BANK CERTIFICATES OF DEPOSIT -- 9.1%
  21,000,000   Banque Nationale de Paris, 5.87%, due 12/8/97                                         5.73     21,002,744
  11,000,000   Banque Nationale de Paris, 5.78%, due 2/4/98                                          5.75     10,996,823
  20,000,000   Banque Nationale de Paris, 5.96%, due 6/30/98                                         5.90     20,006,356
  10,000,000   Barclays Bank PLC, 5.845%, due 1/21/98                                                5.77     10,000,000
  20,000,000   Dresdner Bank AG, 5.95%, due 4/10/98                                                  5.88     20,005,766
  10,000,000   Rabobank Nederland, 6.05%, due 3/27/98                                                6.16      9,995,801
  10,000,000   Societe Generale, Variable Rate Notes, 5.625%, due 11/3/97 (Note A)                   5.69      9,994,581
  15,000,000   Societe Generale, Variable Rate Notes, 5.63%, due 11/3/97 (Note A)                    5.67     14,998,537
  25,000,000   Societe Generale, Variable Rate Notes, 5.66%, due 11/3/97 (Note A)                    5.68     24,997,526
  20,000,000   Svenska Handelsbanken AB, 5.86%, due 9/18/98                                          5.89     19,994,789
                                                                                                            ------------
                                                                                                             161,992,923
                                                                                                            ------------

               TOTAL BANK OBLIGATIONS 49.0%                                                                  875,505,554
                                                                                                            ------------

               MUNICIPAL OBLIGATIONS:

               TAXABLE OBLIGATIONS -- 23.9%
   2,270,000   Berks Co., PA IDA VRDN, 5.75% (LOC: CoreStates Bank, N.A.) (Note C)                   5.75      2,270,000
  20,000,000   Brazos River Auth., TX, Collateralized PCR (TX Utilities Elect. Co. Proj.)
               Ser. 1991D, 5.61%, due 12/8/97 (LOC: Morgan Guaranty Trust Co. of NY)                 5.61     20,000,000
  20,000,000   Broward Cty., FL Pro. Sports Fac. Tax & Rev. Bonds (Broward Cty. Civic Arena Proj.)
               Ser. 1996B, (TTR 14), 5.648%, Optional Put 11/3/97
               (Insured: MBIA; LIQ: Citibank, N.A.                                                   5.65     20,000,000
   5,000,000   Calif. Pollution Control Fin. Auth. Env. Imp. Rev. Bonds (Shell Oil Co. Proj.)
               Ser. 1996, 5.63%, due 11/5/97                                                         5.63      5,000,000
  35,000,000   Calif. Pollution Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Browning Ferris
               Industries) Ser. 1997A, 5.63%, due 11/18/97 (LOC: Texas Commerce Bank, N.A.)          5.63     35,000,000


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                Money Market Portfolio o Schedule of Investments
                                October 31, 1997


   PRINCIPAL                                                                                    ANNUALIZED
      AMOUNT                                                                                     YIELD (%)       VALUE
---------------------------------------------------------------------------------------------------------------------------


$19,120,000    City of New York, NY G.O. Fiscal 1996 SubSer. A-2, 5.70%, due 11/5/97
               (LOC: Societe Generale)                                                               5.62   $ 19,120,000
  3,000,000    City of New York, NY G.O. Ser. 1992B, 5.65%, due 11/6/97 (Insured: FGIC)              5.57      3,000,000
  4,300,000    City of New York, NY G.O. Ser. 1993E, 5.66%, due 11/12/97 (Insured: FGIC)             5.58      4,300,000
 10,000,000    City of New York, NY G.O. Ser. 1993E, 5.68%, due 11/12/97 (Insured: FGIC)             5.60     10,000,000
 24,075,000    City of New York, NY G.O. Ser. 1993E, 5.73%, due 11/13/97 (Insured: FGIC)             5.65     24,075,000
 11,695,000    City of New York, NY G.O. Ser. 1993E, 5.73%, due 12/17/97 (Insured: FGIC)             5.65     11,695,000
  3,000,000    City of New York, NY, Ser. H, Subseries H-7, 5.70%, due 11/4/97 (Insured: FGIC)       5.62      3,000,000
  8,000,000    City of New York, NY, Ser. H, Subseries H-7, 5.70%, due 11/5/97 (Insured: FGIC)       5.62      8,000,000
  5,000,000    City of New York, NY, Ser. H, Subseries H-7, 5.65%, due 11/6/97 (Insured: FGIC)       5.57      5,000,000
 23,500,000    City of Whiting, IN Indus. Sewage and Solid Waste Disp. Rev. Bonds
               (Amoco Corp. Proj.) Ser. 1995 5.60%, due 12/10/97 (LOC: Nationsbank, N.A.)            5.60     23,500,000
 30,800,000    City of Worcester, MA BAN, 5.68%, due 12/1/97                                         5.65     30,800,682
  6,490,000    Denver City & County COP (Commons Open Space & Rec. Area Proj.) Ser. 1996
               VRDN, 5.65% (LOC:Canadian Imperial Bank of Commerce) (Note C)                         5.65      6,490,000
 12,420,000    Downtown Marietta, GA Dev. Auth. (Marietta Conference Center) Ser. B VRDN,
               5.57% (LOC: Canadian Imperial Bank of Commerce) (Note C)                              5.56     12,420,000
 10,000,000    Gulf Coast Waste Disp. Auth. PCR (Amoco Corp. Proj.) Ser. 1995,
               5.64%, due 11/13/97                                                                   5.64     10,000,000
 26,000,000    Ill. Dev. Auth. Rev. Bonds Ser. 1996 VRDN, 5.70%
               (LOC: Northern Trust Co.) (Note C)                                                    5.70     26,000,000
  6,295,000    Ill. Health Facilities Auth. Ser. 1996F VRDN, 5.70%
               (LOC: LaSalle National Bank) (Note C)                                                 5.75      6,295,000
 20,000,000    Ill. Student Asst. Comm. Student Loan Rev. Bonds Ser. 1997B, VRDN, 5.61%
               (LOC: First Nat'l Bank of Chicago) (Note C)                                           5.61     20,000,000
  4,000,000    Miss. Bus. Fin. Corp. Rev. Bonds (AB Co. Inc. Proj.) Ser. B VRDN, 5.60%
               (LOC: First Union National Bank) (Note C)                                             5.60      4,000,000
  3,800,000    NJ EDA (The Morey Organization, Inc. Proj.) Ser. 1997 VRDN, 5.75%
               (LOC: CoreStates Bank, N.A.) (Note C)                                                 5.75      3,800,000
  6,000,000    NJ EDA State Pension Fdg. Bonds Ser. 1997A, 5.64%, Optional Put
               11/3/97 (Insured: MBIA; LIQ: Citibank, N.A.)                                          5.64      6,000,000
 10,000,000    NY State Housing Fin. Agy. Svc. Contract Obligation Rev. Ser. 1997B VRDN,
               5.65% (LOC: Commerzbank AG) (Note C)                                                  5.58     10,000,000
 20,000,000    Oakland-Alameda Cty., CA, Coliseum Auth. Lease Rev. Bonds Ser. 1996 A1,
               5.57%, due 11/10/97 (LOC: Canadian Imperial Bank of Commerce)                         5.57     20,000,000
  5,000,000    Oakland-Alameda Cty., CA, Coliseum Auth. Lease Rev. Bonds Ser. 1995 B1,
               5.58%, due 11/19/97 (LOC: Canadian Imperial Bank of Commerce)                         5.58      5,000,000
 11,000,000    Oakland-Alameda Cty., CA, Coliseum Auth. Lease Rev. Bonds Ser. 1995 B2,
               5.59%, due 11/17/97 (LOC: Canadian Imperial Bank of Commerce)                         5.59     11,000,000
 10,000,000    Oakland-Alameda Cty., CA, Coliseum Auth. Lease Rev. Bonds Ser. 1995 B2,
               5.61%, due 12/17/97 (LOC: Canadian Imperial Bank of Commerce)                         5.63     10,000,000
  6,400,000    Oakland-Alameda Cty., CA, Coliseum Auth. Lease Rev. Bonds Ser. 1996 A2,
               5.62%, due 11/13/97 (LOC: Canadian Imperial Bank of Commerce)                         5.62      6,400,000
  4,000,000    PA Econ. Dev. Fin. Auth. Dev. Rev. Bonds (Country Meadows of Allentown Proj.)
               Ser. 1996B VRDN, 5.65% (LOC: Mellon Bank, N.A.) (Note C)                              5.75      4,000,000
  5,046,000    Passaic Cty., NJ Utilities Auth. Proj. Notes Ser. 1997A, 5.95%, due 8/4/98
               (Insured: MBIA)                                                                       5.87      5,046,000

 13,500,000    State of Ohio, Taxable Dev. Asst. Ser. 1996; Optional Put 11/3/97, 5.656%
               (Insured: AMBAC; LIQ: Citibank, N.A.)                                                 5.63     13,500,000
 20,000,000    State of Ohio, Taxable Dev. Asst. Ser. CR16T; Optional Put 11/3/97, 5.656%
               (Insured: AMBAC; LIQ: Citibank, N.A.)                                                 5.63     20,000,000
  3,000,000    Westchester County NY IDA (BWP Distributors Inc. Proj.) Ser. 1997 VRDN,
               5.60% (LOC: First Union National Bank) (Note C)                                       5.60      3,000,000

                                                                                                            -------------
               TOTAL MUNICIPAL OBLIGATIONS  23.9%                                                            427,711,682
                                                                                                            -------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                Money Market Portfolio o Schedule of Investments
                                October 31, 1997


   PRINCIPAL                                                                                  ANNUALIZED
      AMOUNT                                                                                   YIELD (%)       VALUE
---------------------------------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.6%
$ 27,972,000   Smith Barney Securities Inc.,
               -dated 10/31/97, due 11/3/97, in the amount of $27,985,403,
               -fully collateralized by $28,458,459 U.S. Gov't. Securities, value $28,531,440    5.75     $    27,972,000
                                                                                                          ---------------

               TOTAL INVESTMENTS -- 101.5%                                                                  1,813,994,290

               OTHER ASSETS AND LIABILITIES, NET -- (1.5%)                                                   (26,207,513)
                                                                                                           --------------

               NET ASSETS -- 100.0%                                                                       $ 1,787,786,777
                                                                                                          ===============


          Please see accompanying notes to the schedules of investments and financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
               U.S. Government Portfolio o Schedule of Investments
                                October 31, 1997

   PRINCIPAL                                                                                   ANNUALIZED
      AMOUNT                                                                                     YIELD (%)       VALUE
-------------------------------------------------------------------------------------------------------------------------
               AGENCY FOR INTERNATIONAL DEVELOPMENT -- 1.1%
   4,300,000   Notes, 5.25%, due 3/15/98                                                             5.64   $  4,292,908
                                                                                                            ------------

               FEDERAL FARM CREDIT BANK -- 14.0%
   1,715,000   Notes, 5.60%, due 11/3/97                                                             5.49      1,715,010
   3,170,000   Notes, 5.40%, due 12/2/97                                                             5.55      3,169,560
   1,605,000   Notes, 6.25%, due 1/30/98                                                             5.63      1,606,869
  10,000,000   Variable Rate Notes, 5.426%, due 11/1/97 (Note A)                                     5.51      9,993,064
  15,000,000   Variable Rate Notes, 5.35%, due 11/3/97 (Note A)                                      5.32     15,000,024
  25,000,000   Variable Rate Notes, 5.49%, due 11/3/97 (Note A)                                      5.55     24,990,282
                                                                                                           -------------
                                                                                                              56,474,809
                                                                                                           -------------
               FEDERAL HOME LOAN BANK -- 53.0%
   5,000,000   Discount Notes, due 12/2/97                                                           5.62      4,976,449
   5,000,000   Discount Notes, due 12/4/97                                                           5.55      4,975,525
   2,000,000   Notes, 8.15%, due 11/17/97                                                            5.51      2,002,073
   6,000,000   Notes, 5.54%, due 11/26/97                                                            5.59      5,998,690
   9,410,000   Notes, 5.655%, due 11/26/97                                                           5.60      9,408,400
   3,150,000   Notes, 6.32%, due 12/4/97                                                             5.55      3,151,765
   1,000,000   Notes, 7.87%, due 12/15/97                                                            5.54      1,002,566
   1,000,000   Notes, 5.63%, due 12/17/97                                                            5.51        999,778
   4,000,000   Notes, 5.65%, due 12/26/97 (Note E)                                                   5.81      3,997,852
   3,300,000   Notes, 5.595%, due 1/22/98                                                            5.62      3,299,879
  10,600,000   Notes, 5.81%, due 1/30/98 (Note E)                                                    5.60     10,598,754
   4,000,000   Notes, 5.875%, due 1/30/98 (Note E)                                                   5.60      4,000,000
   5,000,000   Notes, 5.805%, due 2/13/98 (Note E)                                                   5.62      4,998,366
   1,000,000   Notes, 5.87%, due 2/13/98                                                             5.64        999,987
   5,105,000   Notes, 5.875%, due 3/18/98                                                            5.64      5,105,980
   1,055,000   Notes, 5.82%, due 6/16/98                                                             5.62      1,055,916
   4,000,000   Notes, 6.02%, due 7/24/98 (Note E)                                                    5.76      4,000,000
   8,600,000   Notes, 5.85%, due 10/15/98 (Note E)                                                   5.75      8,600,000
  10,000,000   Variable Rate Notes, 5.657%, due 11/2/97 (Note A)                                     5.54     10,011,186
   5,450,000   Variable Rate Notes, 5.55%, due 11/4/97 (Note A)                                      5.49      5,451,500
   9,000,000   Variable Rate Notes, 5.552%, due 11/4/97 (Note A)                                     5.51      9,005,199
  25,000,000   Variable Rate Notes, 5.418%, due 11/7/97 (Note A)                                     5.51     24,984,116
  50,000,000   Variable Rate Notes, 5.73%, due 11/11/97 (Note A)                                     5.76     49,985,500
  15,000,000   Variable Rate Notes, 5.40%, due 11/17/97 (Note A)                                     5.48     14,989,611
  20,000,000   Variable Rate Notes, 5.459%, due 12/30/97 (Note A)                                    5.55     19,983,943
                                                                                                           -------------
                                                                                                             213,583,035
                                                                                                           -------------
               FEDERAL HOME LOAN MORTGAGE CORP. -- 0.7%

   1,755,464   Mortgage Pool L90042, 6.00%, due 8/1/98                                               5.82      1,755,263
   1,000,000   Notes, 5.40%, due 3/16/98 (Note E)                                                    5.65        998,897
                                                                                                           -------------
                                                                                                               2,754,160
                                                                                                           -------------
                          FEDERAL NATIONAL MORTGAGE ASSOC. -- 18.1%
   5,000,000   Discount Notes, due 11/17/97                                                          5.66      4,987,778
   1,000,000   Notes, 7.68%, due 12/1/97                                                             5.53      1,001,582
   3,720,000   Notes, 9.55%, due 12/10/97                                                            5.55      3,734,888
   1,000,000   Notes, 5.59%, due 12/18/97                                                            5.58        999,722
   5,000,000   Notes, 5.375%, due 1/13/98 (Note E)                                                   5.57      4,996,117
   6,000,000   Notes, 5.375%, due 1/13/98 (Note E)                                                   5.58      5,995,341
   2,400,000   Notes, 5.625%, due 2/12/98                                                            5.56      2,399,099
   2,000,000   Notes, 5.00%, due 2/25/98 (Note E)                                                    5.61      1,995,508
   2,010,000   Notes, 5.69%, due 3/13/98                                                             5.64      2,009,761
   2,950,000   Notes, 5.71%, due 3/18/98                                                             5.64      2,950,272
   7,210,000   Notes, 5.79%, due 3/25/98                                                             5.83      7,208,032
   5,000,000   Notes, 6.02%, due 4/15/98                                                             5.65      5,006,759
   1,300,000   Notes, 5.25%, due 5/13/98 (Note E)                                                    5.69      1,296,793

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
               U.S. Government Portfolio o Schedule of Investments
                                October 31, 1997

   PRINCIPAL                                                                                   ANNUALIZED
      AMOUNT                                                                                     YIELD (%)        VALUE
---------------------------------------------------------------------------------------------------------------------------

$  1,875,000   Notes, 5.22%, due 7/10/98 (Note E)                                                    5.83   $  1,867,203
   1,250,000   Notes, 5.35%, due 8/12/98 (Note E)                                                    5.82      1,245,455
  15,000,000   Variable Rate Notes, 5.635%, due 11/11/97 (Note A)                                    5.67     14,994,900
  10,000,000   Variable Rate Notes, 5.503%, due 1/5/98 (Note A)                                      5.59      9,992,293
                                                                                                            ------------
                                                                                                              72,681,503
                                                                                                            -------------
               STUDENT LOAN MARKETING ASSOC. -- 9.1%
   5,000,000   Notes, 5.71%, due 11/18/97                                                            5.60      4,999,542
   3,800,000   Notes, 5.71%, due 2/19/98 (Note E)                                                    5.60      3,798,151
   5,000,000   Notes, 5.60%, due 8/11/98                                                             5.77      4,993,681
  23,000,000   Variable Rate Notes, 5.30%, due 11/4/97 (Note A)                                      5.44     22,959,065
                                                                                                            -------------
                                                                                                              36,750,439
                                                                                                            ------------
               REPURCHASE AGREEMENTS -- 18.2%
  38,432,000   Smith Barney Securities, Inc.,                                                        5.75     38,432,000
               ~dated 10/31/97, due 11/3/97, in the amount of $38,450,415

               ~fully collateralized by $39,228,639 U.S. Gov't. Securities, value $39,200,640
               Morgan Stanley & Co., Inc.,
  20,000,000   ~dated 10/29/97, due 11/5/97, in the amount of $20,021,739                            5.59     20,000,000
  15,000,000   ~dated 10/22/97, due 11/12/97, in the amount of $15,048,388                           5.53     15,000,000
               ~both fully collateralized by $191,669,208 U.S. Gov't. Securities, value $35,962,592
                                                                                                            ------------
                                                                                                              73,432,000
                                                                                                            ------------

               TOTAL INVESTMENTS -- 114.2%                                                                   459,968,854

               OTHER ASSETS AND LIABILITIES, NET -- (14.2%)                                                  (57,283,543)
                                                                                                          --------------

               NET ASSETS -- 100.0%                                                                         $402,685,311
                                                                                                          ==============


                  Please see accompanying notes to the schedules of investments and financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                  Municipal Portfolio o Schedule of Investments
                                October 31, 1997


PRINCIPAL                                                                                       ANNUALIZED
AMOUNT                                                                                            YIELD (%)        VALUE
---------------------------------------------------------------------------------------------------------------------------
               MUNICIPAL OBLIGATIONS:
               ALABAMA -- 0.8%
$ 2,200,000    Decatur IDR Solid Waste Disp. Rev. (Amoco Chem. Co.) Ser. 1995, VRDN,
               4.25% (Note C)                                                                        4.25    $ 2,200,000
                                                                                                             -----------

               ALASKA -- 0.2%
    100,000    Anchorage Elec. Util. Rev. Bonds, 4.70%, due, 12/1/97 (Insured: MBIA)                 3.75        100,075
    455,000    Anchorage Elec. Util. Rev. Bonds, Ser. B, 4.75%, due 2/1/98 (Insured: MBIA)           3.86        455,958
    100,000    North Slope Boro, Ser. A, 4.85%, due 6/30/98 (Insured: MBIA)                          4.00        100,544
                                                                                                             -----------
                                                                                                                 656,577
                                                                                                             -----------


               ARIZONA -- 1.3%
  3,500,000    Salt River Proj. Agricultural Imp. & Power Dist., 3.60%, due 11/12/97                 3.60      3,500,000
                                                                                                             -----------

               ARKANSAS -- 1.9%
  5,100,000    Pulaski Cty. (Chenel Park Apts. Proj.) VRDN, 3.80% (LOC: PNC Bank) (Note C)           3.80      5,100,000
                                                                                                             -----------

               CALIFORNIA -- 3.1%
    300,000    California Alternative Energy Source Fin. Auth., Ser. 1986 VRDN,
               3.55% (LOC: Banque Nationale de Paris) (Note C)                                       3.55        300,000
  3,800,000    California RANS, VRDN, 4.00% (LIQ: Bank of New York) (Note C)                         4.00      3,800,000
  4,000,000    California School Cash Reserve Notes, Ser. 1997A, 4.75%, due 7/2/98                   3.85      4,023,062
                                                                                                             -----------
                                                                                                               8,123,062
                                                                                                             -----------
               COLORADO -- 5.4%
  3,000,000    Denver City & County Airport Rev. Bonds, Ser. 1997A, 3.80%, due 11/6/97
               (LOC: Bayerische Landesbank)                                                          3.80      3,000,000
  5,000,000    Denver City & County Airport Rev. Bonds, Ser. 1997A, 3.65%, due 11/13/97
               (LOC: Bayerische Landesbank)                                                          3.65      5,000,000
  6,200,000    Pueblo Cty. IDR (Kaiser Aero Space & Elec. Proj.) VRDN, 3.85%
               (LOC: ABN-AMRO Bank) (Note C)                                                         3.85      6,200,000
    175,000    Westminster Special Purpose Sales & Use Tax Rev. Bonds (Post Project)
               Ser. B, 3.65%, due 12/1/97 (Insured: FGIC)                                            3.65        175,000
                                                                                                             -----------
                                                                                                              14,375,000
                                                                                                             -----------

               CONNECTICUT-- 0.1%
    105,000    Hebron G.O. Bonds, 6.10%, due 11/15/98 (Insured: MBIA)                                4.00        107,214
                                                                                                             -----------

               DISTRICT OF COLUMBIA -- 1.2%
    100,000    Washington D.C. G.O. Bonds, Ser. C, 7.30%, due 6/1/98 (Insured: AMBAC)                4.00        101,869
    100,000    Washington D.C. G.O. Bonds, Ser. B-3, 4.40%, due 6/1/98 (Insured: MBIA)               4.00        100,223
  3,000,000    Washington D.C. G.O. Notes, Ser. 1997, VRDN, 3.70%
               (LOC: First Union National Bank) (Note C)                                             3.70      3,000,000
                                                                                                             -----------
                                                                                                               3,202,092
                                                                                                             -----------

               FLORIDA -- 8.2%
  2,000,000    Dade Cty. G.O.Bonds, 12.00%, due 10/1/98 (Insured: FGIC)                              3.95      2,142,924
    365,000    Florida Board of Educ. G.O. Bonds, Ser. 1988B1, 7.875%, due 6/1/98,
               Prerefunded @ 102 (Note D)                                                            3.90        380,328
    120,000    Florida Board of Educ. G.O. Bonds, 5.40%, due 5/1/98, (Escrow to Maturity)
               (Note D)                                                                              4.00        120,819
    140,000    Florida HFA, SFM, Ser. A, 5.40%, due 1/1/98 (Collateralized: GNMA/FNMA)               4.50        140,201
  5,000,000    Indian River Cty. Hosp. Dist., Ser. 1990, 3.75%, due 12/3/97 (LOC: Kredietbank)       3.75      5,000,000
    800,000    Jacksonville Elec. Auth. Tax Exempt CP Notes, 3.60%, due 11/13/97
               (RCA: Morgan Guaranty)                                                                3.60        800,000
  6,000,000    Lee Cty. Hosp. Board of Dir. (Lee Memorial Hosp. Proj.) Ser. 1995A, 3.90%,
               due 11/21/97 (LINE: SunBank)                                                          3.90      6,000,000

  4,700,000    Lee Cty. Hosp. Board of Dir. (Lee Memorial Hosp. Proj.) Ser. 1995A, 3.75%,
               due 12/2/97 (LINE: SunBank)                                                           3.75      4,700,000
    100,000    Ocala Power Supply Rev. Bonds, 6.75%, due 10/1/98 (Insured: MBIA)                     5.76        100,861
  2,500,000    Orlando Cap. Imp. CP Notes, Ser. 1994A, 3.85%, due 1/15/98
               (LOC: Morgan Guaranty)                                                                3.85      2,500,000
                                                                                                             -----------
                                                                                                              21,885,133
                                                                                                             -----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                Municipal Portfolio o Schedule of Investments
                               October 31, 1997



PRINCIPAL                                                                                       ANNUALIZED
AMOUNT                                                                                            YIELD (%)        VALUE
---------------------------------------------------------------------------------------------------------------------------
               GEORGIA -- 0.9%
$ 2,000,000    Burke Cty. Dev. Auth. PCR (Oglethorpe Power Corp.- Vogtle Proj.) Ser. A,
               3.60%, due 12/1/97 (Insured: AMBAC)                                                   3.60   $  2,000,000
    150,000    Cobb Cty. Hosp. Auth. Rev. Bonds (Kennestone Hospital), 7.30%,
               due 8/1/98 (Insured: MBIA)                                                            4.00        153,595
    200,000    Gwinnett Cty. Water & Sewer COP Rev. Bonds, 8.05%, due 8/1/98                         4.00        205,862
                                                                                                             -----------
                                                                                                               2,359,457
                                                                                                             -----------

               HAWAII -- 0.7%
    100,000    Department of Budget & Fin. (Queens Med. Ctr. Proj.), 6.80%, due 7/1/98,
               Prerefunded @ 102 (Note D)                                                            4.00        103,752
  1,700,000    Honolulu City & Cty. CP, 3.70%, due 12/8/97
               (LINE: Canadian Imperial Bank of Commerce)                                            3.70      1,700,000
                                                                                                             -----------
                                                                                                               1,803,752
                                                                                                             -----------

               ILLINOIS -- 9.7%
  2,500,000    Arcola IDR (Herff Jones, Inc. Proj.) VRDN, 3.90%
               (LOC: Wachovia Bank & Trust Co.) (Note C)                                             3.90      2,500,000
  2,900,000    Chicago (Muni. Sec. Trust Receipts) Ser. A2 VRDN, 3.80%

               (Insured: AMBAC; LIQ: Credit Suisse) (Note C)                                         3.80      2,900,000
  7,000,000    Chicago O'Hare Intl. Airport (Northwest Airlines) Ser. A VRDN, 3.90%
               (LOC: Bank of Tokyo-Mitsubishi) (Note C)                                              3.90      7,000,000
    600,000    Illinois COP, Ser. 1995A, 4.30%, due 7/1/98 (Insured: MBIA)                           4.30        600,000
  3,000,000    Illinois Dev. Fin. Auth. (Citizens Util. Co. Proj.) VRDN, 3.80% (Note C)              3.80      3,000,000
    375,000    Illinois Dev. Fin. Auth. (D.E. Akin Seed Proj.) VRDN, 3.90%
               (LOC: Bank One) (Note C)                                                              3.90        375,000
  1,850,000    Illinois Dev. Fin. Auth. (Emtech Machining & Grinding Inc., Proj.) VRDN, 3.90%
               (LOC: LaSalle National Bank) (Note C)                                                 3.90      1,850,000
  3,100,000    Illinois Hlth. Fac. Auth. Rev. Bonds (Rush Presbyterian-St. Luke's Med.
               Ctr. Group) Ser. 1996B, 3.70%, due 11/20/97 (LOC: Northern Trust)                     3.70      3,100,000
  1,800,000    North Aurora IDA (Oberweiss Dairy, Inc. Proj.) VRDN, 3.90%
               (LOC: LaSalle National Bank) (Note C)                                                 3.90      1,800,000
  2,470,000    Oak Lawn IDR (Lavergne Partners Proj.) VRDN, 3.90%
               (LOC: LaSalle National Bank) (Note C)                                                 3.90      2,470,000
    100,000    Rosemont G.O. Bonds, 5.70%, due 2/1/98 (Insured: FGIC)                                3.95        100,426
                                                                                                             -----------
                                                                                                              25,695,426

               INDIANA -- 1.1%
  3,000,000    Newton Cty. IDR (Intec Group, Inc. Proj.) VRDN, 3.90%
               (LOC: LaSalle National Bank) (Note C)                                                 3.90      3,000,000
                                                                                                             -----------

               IOWA -- 1.9%
  4,500,000    Dubuque (Jeld-Wen, Inc. Proj.) Ser. 1988 VRDN, 4.10%
               (LOC: ABN-AMRO Bank) (Note C)                                                         4.10      4,500,000
    500,000    Iowa Student Loan Ser. C, 6.30%, due 12/1/97 (Insured: AMBAC)                         4.05        500,896
    100,000    North Central Iowa Community Sch. Dist., 4.50%, due 5/1/98 (Insured: AMBAC)           4.00        100,240
                                                                                                             -----------
                                                                                                               5,101,136
                                                                                                             -----------

               KANSAS -- 1.1%
  1,500,000    Burlington PCR (Kansas City Power & Light) Ser. 1985B, 3.85%, due 1/15/98
               (LOC: Societe Generale)                                                               3.85      1,500,000
  1,500,000    Burlington PCR (Kansas City Power & Light) Ser. 1985B, 3.70%, due 11/19/97
               (LOC: Societe Generale)                                                               3.70      1,500,000
                                                                                                             -----------
                                                                                                               3,000,000
                                                                                                             -----------

               KENTUCKY -- 7.1%
  4,915,000    Danville Multi-City Lease Rev. Bonds, 3.80%, due 11/18/97 (LOC: PNC Bank)             3.80      4,915,000
    700,000    Daviess Cty. Solid Waste Disp. Rev. Bonds (Scott Paper Co. Proj.)
               Ser. 1993A VRDN, 4.05% (Note C)                                                       4.05        500,000
    500,000    Daviess Cty. Solid Waste Disp. Rev. Bonds (Scott Paper Co. Proj.)
               Ser. 1994A VRDN, 4.05% (Note C)                                                       4.05        700,000
    800,000    Daviess Cty. Solid Waste Disp. Rev. Bonds (Scott Paper Co. Proj.)
               Ser. 1994B VRDN, 4.05% (Note C)                                                       4.05        800,000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                Municipal Portfolio o Schedule of Investments
                               October 31, 1997



PRINCIPAL                                                                                       ANNUALIZED
AMOUNT                                                                                            YIELD (%)        VALUE
---------------------------------------------------------------------------------------------------------------------------
$ 1,200,000    Mayfield (Kentucky League of Cities Pooled Lease Fin. Prog.) Ser. 1996 VRDN,
               3.80% (LOC: PNC Bank) (Note C)                                                        3.80    $ 1,200,000
  8,800,000    Pendleton Cty. (Kentucky Assoc. of Counties Lease Trust Prog.) Ser. 1989,
               3.85%, due 11/7/97 (LOC: Commonwealth Bank of Australia)                               3.85      8,800,000
  2,000,000    Pulaski Cty. Solid Waste Disp. (National Rural CFC, Eastern Kentucky) Ser. B,
               3.70%, Mandatory Put 2/15/98                                                          3.70      2,000,000
                                                                                                             -----------
                                                                                                              18,915,000
                                                                                                             -----------

               LOUISIANA -- 0.6%
   1,300,000   Calcasieu Parish (Citgo Petroleum Corp.) Ser. 1994 VRDN, 4.30%
               (LOC: Banque Nationale de Paris) (Note C)                                             4.30      1,300,000
    250,000    Louisiana Gas & Fuels Tax Rev. Bonds, Ser. A, 6.80%, due 11/15/97,
               (Insured: FGIC)                                                                       4.00        250,258
                                                                                                             -----------
                                                                                                               1,550,258
                                                                                                             -----------

               MARYLAND -- 4.9%
    500,000    Anne Arundel Cty. (Baltimore Gas & Electric Proj.) Ser. 1988, 3.75%, due 11/10/97
               (SPBA: Bank of New York, Chemical Bank)                                               3.75        500,000
  8,100,000    Anne Arundel Cty. (Baltimore Gas & Electric Proj.) Ser. 1988, 3.75%, due 12/10/97
               (SPBA: Bank of New York, Chemical Bank)                                               3.75      8,100,000
  4,100,000    Anne Arundel Cty. (Baltimore Gas & Electric Proj.) Ser. 1988, 3.75%, due 12/15/97
               (SPBA: Bank of New York, Chemical Bank)                                               3.75      4,100,000
    170,000    Maryland Community Dev. Auth. Ser. 1992, 5.75%, due 4/1/98                            4.00        171,193
    250,000    Maryland G.O., 8.20%, due 3/1/98                                                      4.10        253,271
                                                                                                             -----------
                                                                                                              13,124,464
                                                                                                             -----------

               MASSACHUSETTS -- 2.3%
  6,000,000    Worcester BANS, 4.25%, due 8/28/98                                                    3.87      6,018,000
                                                                                                             -----------

               MICHIGAN -- 3.1%
  3,670,000    Michigan Hsg. Dev. Auth., Ser. 1988A, 3.70%, due 11/24/97 (LOC: Credit Suisse)        3.70      3,670,000

  1,700,000    Michigan Strategic Fund (United Fixtures Co. Proj.) Ser. 1995 VRDN, 3.90%
               (LOC: Bankers Trust)                                                                  3.90      1,700,000
  2,750,000    Michigan Underground Storage Tank Fin. Assurance Auth., CP Notes, Ser. 1, 3.70%,
               due 12/1/97 (LOC: Canadian Imperial Bank of Commerce) (Note C)                        3.70      2,750,000
                                                                                                             -----------
                                                                                                               8,120,000
                                                                                                             -----------

               MINNESOTA -- 0.2%
    205,000    Dakota Cty. Hsg. & Redev. Auth. (Ind. Sch. Dist. #196 Proj.) 3.90%,
               due 2/1/98 (Insured: MBIA)                                                            3.90        205,000
    200,000    Minnesota G.O.Bonds, 6.60%, due 8/1/98, Prerefunded @ 100 (Note D)                    4.00        203,778
                                                                                                             -----------
                                                                                                                 408,778
                                                                                                             -----------

               MISSISSIPPI -- 2.9%
  5,325,000    Clairborne Cty. PCR (South Mississippi Elec. Power Assoc. - National Rural CFC )
               Ser. 1985G-2, 3.75%, due 12/4/97                                                      3.75      5,325,000
  1,000,000    Clairborne Cty. PCR (South Mississippi Elec. Power Assoc. - National Rural CFC )
               Ser. 1985G-2, 3.75%, due 12/16/97                                                     3.75      1,000,000
    645,000    Dept. of Corrections COP (Wilkinson Cty. Correctional Fac.) Ser. A, 4.00%,
               due 2/1/98 (Insured: MBIA)                                                            4.00        645,000
    700,000    Jackson Cty. Sewer Fac. Rev. Bonds (Chevron USA Inc. Proj.) VRDN, 4.25% (Note C)      4.25        700,000
                                                                                                             -----------
                                                                                                               7,670,000
                                                                                                             -----------
               MISSOURI -- 0.2%
    500,000    Missouri Hlth. & Educ. Facs. Auth. (SSM Hlth. Care) Ser. AA, 4.90%, due 6/1/98
               (Insured: MBIA)                                                                       4.00        502,527
                                                                                                             -----------

               NEBRASKA -- 1.5%
  4,000,000    Lincoln (Lincoln Elec. Sys.) 3.70%, due 11/5/97 (LIQ: Morgan Guaranty)                3.70      4,000,000
                                                                                                             -----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                Municipal Portfolio o Schedule of Investments
                               October 31, 1997



PRINCIPAL                                                                                       ANNUALIZED
AMOUNT                                                                                            YIELD (%)        VALUE

---------------------------------------------------------------------------------------------------------------------------

               NEVADA -- 2.2%
$  5,000,000   Clark Cty. IDR (Nevada Power Co. Proj.) VRDN, 3.80%
               (LOC: Barclays Bank) (Note C)                                                         3.80    $ 5,000,000
     800,000   Washoe Cty. Water Fac. Rev. Bonds (Sierra Pacific Power Co. Proj.) VRDN, 4.25%
               (LOC: Union Bank of Switzerland) (Note C)                                             4.25        800,000
                                                                                                             -----------
                                                                                                               5,800,000
                                                                                                             -----------

               NEW JERSEY -- 0.3%
    175,000    Camden Cty. G.O., Ser. A, 5.00%, due 2/1/98 (Insured: FGIC)                           3.80        175,510
    500,000    Jersey City Incinerator Auth. Rev. Bonds, 6.90%, due 11/15/98 (Insured: FGIC)         4.10        513,940
    100,000    New Jersey Transportation Fund Auth. (Transportation Sys.) Ser. A, 5.00%,
               due 12/15/97 (Escrow to Maturity) (Note D)                                            3.90        100,127
                                                                                                             -----------
                                                                                                                 789,577
                                                                                                             -----------

               NEW MEXICO -- 0.1%
    205,000    New Mexico Educ. Asst. Fund, Ser. IIA, 4.20%, due 12/1/97                             3.75        205,072
                                                                                                             -----------

               NEW YORK -- 0.2%
    100,000    Brookhaven G.O. Bonds, Ser. B, 7.00%, due 5/1/98 (Insured: MBIA)                      4.00        101,453
    150,000    New York State Dorm. Auth. Rev. Bonds (Spec. Obl.) Ser. A, 6.55%, due 5/1/98
               (Escrow to Maturity) (Note D)                                                         4.05        151,801
    250,000    New York State Thruway Auth. (Highway & Bridge Fund) Ser. A, 5.00%,
               due 4/1/98 (Insured: AMBAC)                                                           4.05        250,952
                                                                                                             -----------
                                                                                                                 504,206
                                                                                                             -----------

               NORTH CAROLINA -- 0.1%
    175,000    Concord COP, Ser. A, 4.60%, due 6/1/98 (Insured: MBIA)                                4.00        175,588
                                                                                                             -----------


               OHIO -- 1.1%
  2,500,000    Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co. Proj.) Ser. B, 4.10%,
               Optional Put 5/1/98 (LOC: Union Bank of Switzerland)                                  4.11      2,499,750
    100,000    Ohio G.O. Bonds, 5.50%, due 8/1/98 (LOC: Wachovia Bank & Trust Co.)                   4.00        101,086
    315,000    Toledo G.O. Bonds, 4.50%, due 12/1/97 (Insured: AMBAC)                                3.80        315,170
                                                                                                             -----------
                                                                                                               2,916,006
                                                                                                             -----------

               OREGON -- 0.9%
    500,000    Klamath Falls Elec. Rev. Bonds (Salt Caves Hydro-Electric Project) Ser. B, 4.50%,
               Mandatory Put 5/1/98 (Escrow to Maturity) (Note D)                                    4.00        500,000
  2,000,000    Oregon G.O. Vet. Welfare Bonds, Ser. 76C, 4.05%, Mandatory Put 2/2/98                 4.05      2,000,000
                                                                                                             -----------

                                                                                                               2,500,000
                                                                                                             -----------

               PENNSYLVANIA -- 4.7%
  1,000,000    Beaver Cty. IDA (Duquesne Light Co. Proj.) Ser.1993A, 3.80%, due 12/18/97
               (LOC: Union Bank of Switzerland)                                                      3.80      1,000,000
  2,000,000    Carbon Cty. IDA Res. Rec. Rev. (Panther Creek Proj.) Ser. 1990A, 3.80%,
               due 11/4/97 (LOC: National Westminster Bank)                                          3.80      2,000,000
    385,000    Dauphin Cty. Gen. Hlth. Sys. Rev. Bonds (Pinnacle Hlth. Sys. Proj.) 4.00%,
               due 5/15/98 (Insured: MBIA)                                                           4.00        385,000
    225,000    Luzerne Cty. G.O., 3.75%, due 12/15/97 (Insured: FGIC)                                3.75        225,000
    100,000    Montgomery Cty. Higher Educ. & Hlth. Auth. Hosp. Rev. Bonds (Bryn Mawr
               Hosp. Proj.) 9.375%, due 12/1/97, Prerefunded @ 102 (Note D)                          4.00        102,423
    255,000    Norristown G.O., 5.45%, due 12/15/97 (Insured: FGIC)                                  4.00        255,431
    100,000    Pennsylvania COP, Ser. A, 4.25%, due 7/1/98 (Insured: AMBAC)                          4.00        100,158
    160,000    Pennsylvania G.O., 4.75%, due 6/15/98                                                 4.00        160,711
    200,000    Pennsylvania Higher Educ. Facs. Auth. Rev. Bonds, Ser. K, 4.00%,
               due 6/15/98 (Insured: AMBAC)                                                          4.00        200,000
  7,900,000    Venango IDA (Scrubgrass Proj.) Ser. 1990A, 3.75%, due 12/19/97
               (LOC: National Westminster Bank)                                                      3.75      7,900,000
    285,000    Williams Valley Sch. Dist. G.O. Bonds, 3.85%, due 9/1/98 (Insured: FSA)               3.85        284,644
                                                                                                             -----------
                                                                                                              12,613,367
                                                                                                             -----------

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

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                Municipal Portfolio o Schedule of Investments
                               October 31, 1997



PRINCIPAL                                                                                       ANNUALIZED
AMOUNT                                                                                            YIELD (%)        VALUE
---------------------------------------------------------------------------------------------------------------------------
               RHODE ISLAND -- 0.8%
$   100,000    Pawtucket G.O. Bonds, 5.20%, due 6/15/98 (Insured: MBIA)                              4.00    $   100,721
  1,900,000    Rhode Island Ind. Fac. Corp. IDR (NFA Corp. Proj.) VRDN, 4.00%
               (LOC: Bank of Boston) (Note C)                                                        4.00      1,900,000
                                                                                                             -----------
                                                                                                               2,000,721
                                                                                                             -----------

               SOUTH CAROLINA -- 4.7%
  2,800,000    Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 97, VRDN,

               4.25% (LOC: Swiss Bank) (Note C)                                                      4.25      2,800,000
  6,700,000    South Carolina Jobs EDA (Zeuna Starker USA, Inc. Proj.) VRDN, 3.80%
               (LOC: Bayerische Landesbank) (Note C)                                                 3.80      6,700,000
  3,000,000    South Carolina Public Service Auth., 3.70%, due 12/3/97 (RCA: Nationsbank)            3.70      3,000,000
     50,000    South Carolina Public Service Auth., Ser. B, 5.00%, due 1/1/98 (Insured: FGIC)        4.50         50,040
                                                                                                             -----------
                                                                                                              12,550,040
                                                                                                             -----------

               SOUTH DAKOTA -- 3.5%
  1,345,000    South Dakota Hsg. Dev. Auth. (Homeownership Mortgage Bds.)
               Ser. 1997G, 3.95%, due 8/13/98                                                        3.95      1,345,000
  2,145,000    South Dakota Hsg. Dev. Auth. (Homeownership Mortgage Bds.)
               Ser. 1997H, 3.95%, due 8/13/98                                                        3.95      2,145,000
  5,800,000    South Dakota Hsg. Dev. Auth. (Homeownership Mortgage Bds.)
               Ser. 1997E, VRDN, 3.90% (GIC: Westdeutsche Landesbank GZ)                             3.90      5,800,000
                                                                                                             -----------
                                                                                                               9,290,000
                                                                                                             -----------

               TENNESSEE -- 1.0%
  2,650,000    Franklin Cty. IDR (Franklin Ind. Inc. Proj.) VRDN, 3.80%
               (LOC: Nationsbank) (Note C)                                                           3.80      2,650,000
    100,000    Shelby Cty. Hlth., Educ., & Hsg. Fac. Rev. Bonds (Methodist Hlth. Systems)
               Ser. 1989A, 7.10%, due 6/1/98 (Insured: MBIA)                                         4.00        101,746
                                                                                                             -----------
                                                                                                               2,751,746
                                                                                                             -----------

               TEXAS -- 14.2%
    135,000    Arlington Ind. Sch. Dist., 7.00%, due 8/15/98 (Escrow to Maturity) (Note D)           4.00        138,093
    240,000    Arlington Ind. Sch. Dist., 7.00%, due 8/15/98, Prerefunded @ 100 (Note D)             4.00        245,496
  2,500,000    Brazos River Auth. (Texas Util. Elec. Co. Proj.) Ser. 1994A, 3.75%,
               due 12/9/97 (LOC: Canadian Imperial Bank of Commerce)                                 3.75      2,500,000
    600,000    Brazos River Auth. (Texas Util. Elec. Co. Proj.) Ser. 1995C VRDN, 4.25%,
               (LOC: Swiss Bank) (Note C)                                                            4.25        600,000
  1,500,000    Brazos River Auth. (Texas Util. Elec. Co. Proj.) Ser. 1996A VRDN, 4.25%,
               (Insured: AMBAC; LIQ: Bank of New York) (Note C)                                      4.25      1,500,000
  1,800,000    Brazos River Auth. (Texas Util. Elec. Co. Proj.) Ser. 1997B VRDN, 4.05%,
               (Insured: MBIA; LIQ: Bank of New York) (Note C)                                       4.05      1,800,000
  2,000,000    Dallas Area Rapid Transit, Sales Tax Rev. CP Notes, Ser. A, 3.75%, due 11/3/97
               (LOC: Credit Suisse, Swiss Bank)                                                      3.75      2,000,000
  2,500,000    Dallas Area Rapid Transit, Sales Tax Rev. CP Notes, Ser. A, 3.75%, due 11/5/97
               (LOC: Credit Suisse, Swiss Bank)                                                      3.75      2,500,000
    100,000    Dallas - Fort Worth Airport Rev. Bonds, Ser. A, 4.60%, due 11/1/97 (Insured: MBIA)    4.00        100,000
    500,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.)
               Ser. 1993, VRDN 4.25% (Note C)                                                        4.25        500,000
    200,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.)
               Ser. 1995, VRDN 4.25% (Note C)                                                        4.25        200,000
    700,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Citgo Petroleum
               Corp. Proj.) Ser. 1994, VRDN 4.30%, (LOC: Wachovia Bank) (Note C)                     4.30        700,000
    250,000    Harris Cty., Rev. Bonds (Toll Road) 8.10%, due 8/1/98, Prerefunded @ 102 (Note D)     4.00        262,296
    250,000    Harris Cty., Rev. Bonds (Toll Road) 8.125%, due 8/1/98, Prerefunded @ 102 (Note D)    4.00        262,341
  2,200,000    Houston Airport CP Notes Ser. A, 3.75%, due 12/9/97

               (LOC: Canadian Imperial Bank of Commerce, Commerzbank)                                3.75      2,200,000
    200,000    Houston Water & Sewer Rev. Bonds, 8.125%, due 12/1/97,
               Prerefunded @ 102 (Note D)                                                            4.00        204,644
  1,200,000    Matagorda Cty. Nav. Dist. Rev. Bonds (Houston Power & Light Co.) VRDN, 4.05%
               (Insured: AMBAC; LIQ: Union Bank of Switzerland) (Note C)                             4.05      1,200,000
  3,000,000    San Antonio Water System CP Notes Ser. 1995, 3.75%, due 12/2/97
               (RCA: Westdeutsche Landesbank GZ)                                                     3.75      3,000,000
  3,000,000    San Antonio Water System CP Notes Ser. 1995, 3.75%, due 12/4/97
               (RCA: Westdeutsche Landesbank GZ)                                                     3.75      3,000,000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                Municipal Portfolio o Schedule of Investments
                               October 31, 1997


PRINCIPAL                                                                                       ANNUALIZED
AMOUNT                                                                                            YIELD (%)        VALUE
---------------------------------------------------------------------------------------------------------------------------
$  2,000,000   Texas Municipal Power Agency, BANS, 3.70%, due 11/17/97
               (RCA: Morgan Guaranty, Bank of America, Canadian Imperial Bank of Commerce)           3.70    $ 2,000,000
   1,000,000   Texas Municipal Power Agency, BANS, 3.70%, due 12/19/97
               (RCA: Morgan Guaranty, Bank of America, Canadian Imperial Bank of Commerce)           3.70      1,000,000
     100,000   Texas Pub. Bldg. Auth. Rev. Bonds, 6.25%, due 8/1/98 (Insured: MBIA)                  4.00        101,632
   5,000,000   Texas TRANS, CP Ser. 1997B, 3.60%, due 12/29/97                                       3.60      5,000,000
     300,000   University of Houston, Ser. B, 7.00%, due 2/15/98 (Insured: MBIA)                     3.85        302,655
   5,500,000   University of Texas Board of Regents, Ser. A, 3.80%, due 11/14/97                     3.80      5,500,000
     900,000   West Side Calhoun Cty. (BP Chemicals) VRDN, 4.25% (Note C)                            4.25        900,000
                                                                                                             -----------
                                                                                                              37,717,157
                                                                                                             -----------

               VERMONT -- 0.2%
     400,000   Vermont G.O. Bonds, 6.40%, due 2/1/98                                                 3.87        402,468
                                                                                                             -----------

               VIRGINIA -- 1.3%
   1,000,000   King George Cty. (Birchwood Power Proj.) Ser. 1997, VRDN, 4.25%
               (LOC: Credit Suisse) (Note C)                                                         4.25      1,000,000
     600,000   King George Cty. (Birchwood Power Proj.) Ser. 1995, VRDN, 4.25%
               (LOC: Credit Suisse) (Note C)                                                         4.25        600,000
   1,500,000   Louisa IDA (Virginia Elec. Power Co.), 3.90%, due 12/5/97                             3.90      1,500,000
     430,000   Virginia Hsg. Dev. Auth., Ser. B, 5.00%, due 5/1/98                                   4.00        432,071
                                                                                                             -----------

                                                                                                               3,532,071
                                                                                                             -----------

               WASHINGTON -- 3.1%
     215,000   Auburn Util. Sys. Rev. Bonds, 6.00%, due 11/1/97 (Insured: MBIA)                      3.60        215,000
   8,000,000   Pierce Cty. TANS, 3.75%, due 12/30/97                                                 3.70      8,000,625
     150,000   Washington G.O., Ser. A & AT6, 5.10%, due 2/1/98                                      4.13        150,406
                                                                                                             -----------
                                                                                                               8,366,031
                                                                                                             -----------

               WEST VIRGINIA -- 0.9%
   2,500,000   West Virginia Public Energy Auth. (Morgantown Energy Assoc. Proj.)
               Ser. 1989A, 3.80%, due 11/4/97 (LOC: Swiss Bank)                                      3.80      2,500,000
                                                                                                             -----------

               WISCONSIN-- 0.2%
     200,000   Wisconsin G.O., Ser. A, 6.40%, due 5/1/98, Prerefunded @ 101 (Note D)                 4.10        204,170
     200,000   Wisconsin G.O., Ser. C, 6.80%, due 5/1/98, Prerefunded @ 101 (Note D)                 4.10        204,554
                                                                                                             -----------
                                                                                                                 408,724
                                                                                                             -----------


               TOTAL MUNICIPAL OBLIGATIONS -- 99.9%                                                           265,440,650

               OTHER ASSETS AND LIABILITIES, NET -- 0.1%                                                          183,046
                                                                                                             -----------

               NET ASSETS -- 100.0%                                                                          $265,623,696
                                                                                                             ===========

        Please see accompanying notes to the schedules of investments and financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                      Notes to Schedules of Investments
                               October 31, 1997


              (A) Variable rate securities. The rates shown are the
                  current rates on October 31, 1997. Dates shown represent the next interest reset date.

              (B) These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. At October 31,1997, the aggregate value of these securities is $40,832,444, representing 2.3% of net assets and are valued at amortized cost.

              (C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.

              (D) Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

              (E) Security may be redeemed prior to maturity date at the discretion of the issuer.

                         Description of Abbreviations

                        AMBAC     AMBAC Assurance Corp.
                        BANS      Bond Anticipation Notes
                        COP       Certification of Participation
                        CP        Commercial Paper
                        EDA       Economic Development Authority
                        FGIC      Financial Guaranty Insurance Company
                        FNMA      Federal National Mortgage Association
                        FSA       Financial Securities Assurance Inc.
                        GIC       Guaranteed Investment Contract
                        GNMA      Government National Mortgage Association
                        G.O.      General Obligation
                        HFA       Housing Finance Authority
                        IDA       Industrial Development Authority
                        IDR       Industrial Development Revenue Bond
                        LINE      Line of Credit
                        LIQ       Liquidity Agreement
                        LOC       Letter of Credit
                        MBIA      MBIA Insurance Corp.
                        PCR       Pollution Control Revenue Bond
                        RANS      Revenue Anticipation Notes
                        RCA       Revolving Credit Agreement
                        SBPA      Standby Bond Purchase Agreement
                        SFM       Single Family Mortgage
                        TANS      Tax Anticipation Notes
                        TRANS     Tax Revenue Anticipation Notes
                        VRDN      Variable Rate Demand Notes

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              Report of Ernst & Young LLP, Independent Auditors


Shareholders and Board of Directors
Waterhouse Investors Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Waterhouse Investors Family of Funds, Inc. (comprising, respectively, the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio of Waterhouse Investors Cash Management Funds) as of October 31, 1997, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from December 20, 1995 (commencement of operations) to October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the repective Portfolios constituting Waterhouse Investors Family of Funds, Inc. at October 31, 1997, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and for the period from December 20, 1995 to October 31, 1996, in conformity with generally accepted accounting principles.


                                                /s/  Ernst & Young LLP

New York, New York
December 1, 1997

--------------------------------------------------------------------------------

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                         WATERHOUSE SECURITIES, INC.
                    Member New York Stock Exchange o SIPC
                            National Headquarters
                  100 Wall Street o New York, New York 10005

                      CUSTOMER SERVICE o (800) 934-4410


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